Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 92,598	$ 89,782
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 18,462